Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Derivative Financial Instruments
18.	Derivative Financial Instruments

a)	Derivatives not designated as hedge accounting

The Company recognized a derivative loss of R$2,308, R$1,238 and R$0 as financial expense and recognized a derivative gain of R$0, R$0 and R$764 as financial income, in the consolidated statements of profit or loss for the years ended December 31, 2015, 2016 and 2017, respectively.

The objective of these derivatives was to manage foreign exchange risks.

b)	Derivatives designated as hedge accounting

The Company utilized non-deliverables forwards as the hedging instruments for cash flow hedges which had a fair value of R$186 and R$0 (US$0) on December 31, 2016 and 2017, respectively, recorded as liabilities. Since March 2016, the Company has not entered into new forward foreign exchange contracts in order to hedge their exposure to purchase commitments denominated in those currencies.